Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Nov. 11, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jun. 30, 2026
C000261806
Account Value [Line Items]
Line Graph and Table Measure Name										DF Tactical 30 ETF
Accumulated Value	$ 10,000	$ 9,924	$ 10,024	$ 10,416	$ 10,200	$ 9,804	$ 11,304	$ 12,216	$ 12,884
Syntax US Mega Cap 100 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Syntax US Mega Cap 100 Total Return Index (USD)
Accumulated Value	10,000	9,994	10,003	10,079	9,829	9,376	10,461	11,129	10,895
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value	10,000	10,007	10,002	10,130	10,055	9,564	10,578	11,159	11,073
DF Risk-Managed Tactical Top 30 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										DF Risk-Managed Tactical Top 30 Total Return Index (USD)
Accumulated Value	10,000	9,913	10,016	10,416	10,203	9,810	11,320	12,242	12,923
DF Tactical Top 30 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										DF Tactical Top 30 Total Return Index (USD)
Accumulated Value	$ 10,000	$ 9,913	$ 10,016	$ 10,416	$ 10,203	$ 9,810	$ 11,320	$ 12,242	$ 12,923